ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 2,757,013	$ 1,538,793
Allowance for doubtful accounts	(145,405)
Accounts Receivable, Net	2,611,608	1,538,793
Bad debt expense	220,405
Accounts receivable write off	75,000
Bad debt expense related to accounts receivable	$ 75,000	$ 0